Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended
	May 21, 2021	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000232082
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Accumulated Value	$ 9,649	$ 9,594		$ 8,832	$ 10,018	$ 10,448	$ 11,737
C000232083
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Accumulated Value	10,000	9,879		9,027	10,162	10,514	11,728
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,000	11,033		10,180	13,222	14,313	16,861
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,000	11,033		10,180	13,222	14,313	16,861
S&P Target Risk Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Growth Index
Accumulated Value	10,000	9,965		9,425	10,789	11,465	13,169
S&P Target Risk Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Growth Index
Accumulated Value	$ 10,000	$ 9,965		$ 9,425	$ 10,789	$ 11,465	$ 13,169